UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
 (Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

 Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS†
June 30, 2016 (UNAUDITED)

Shares / Par Amounts		Moody's Ratings	Fair Value
	Long-Term Investments - 95.1%
	Preferred Securities - 91.8%

	Banks - 53.7%
44,702	Astoria Financial Corp.
	6.500%, Series C (a)	Ba2	$1,186,391
1,418,000	Australia & New Zealand Banking Group Ltd.
	6.750% 144A (a)	Baa1	1,466,562
2,200,000	Banco Bilbao Vizcaya Argentaria SA 144A
	9.000% (a)	BB (b)	2,200,860
	Bank of America Corp.
40,000	6.000%, Series EE (a)	Ba2	1,041,600
500,000	6.100%, Series AA (a)	Ba2	508,125
750,000	6.250%, Series X (a)	Ba2	762,638
250,000	6.300%, Series DD (a)	Ba2	266,250
4,525,000	6.500%, Series Z (a)	Ba2	4,824,781
1,150,000	8.125%, Series M (a)	Ba2	1,154,312
62,881	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba2	1,625,474
25,000	BB&T Corp.
	5.625%, Series H (a)	Baa1	660,000
	BNP Paribas SA
2,000,000	7.375% 144A (a)	Ba1	1,960,500
1,000,000	7.625% 144A (a)	Ba1	1,002,500
	Capital One Financial Corp.
3,000,000	5.550%, Series E (a)	Baa3	2,970,000
25,870	6.250%, Series C (a)	Baa3	699,007
165,495	6.700%, Series D (a)	Baa3	4,683,509
	Citigroup, Inc.
2,525,000	5.950%, Series P (a)	Ba2	2,471,344
2,100,000	6.125%, Series R (a)	Ba2	2,134,125
500,000	6.250%, Series T (a)	Ba2	514,375
106,599	6.875%, Series K (a)	Ba2	3,032,741
46,300	7.125%, Series J (a)	Ba2	1,333,903
1,750,000	Citizens Financial Group, Inc.
	5.500%, Series A (a)	BB+ (c)	1,682,100
	CoBank ACB
8,400	6.250%, Series F 144A (a)	BBB+ (c)	870,975
500,000	6.250%, Series I 144A (a)	BBB+ (c)	528,411
22,500	Countrywide Capital IV
	6.750% 04/01/33	Ba1	579,375
500,000	Credit Agricole SA
	8.125% 144A (a)	Ba2	499,146
60,960	Fifth Third Bancorp
	6.625%, Series I (a)	Baa3	1,848,917
8,000	First Horizon National Corp.
	6.200%, Series A (a)	Ba2	209,200
30,000	First Niagara Financial Group, Inc.
	8.625%, Series B (a)	Ba3	789,900
	First Republic Bank
19,481	6.200%, Series B (a)	Baa3	517,805
14,854	6.700%, Series A (a)	Baa3	386,947
	Goldman Sachs Group, Inc. (The)
600,000	5.375%, Series M (a)	Ba1	594,102
61,500	5.500%, Series J (a)	Ba1	1,628,520
2,295,000	5.700%, Series L (a)	Ba1	2,293,336
17,598	6.300%, Series N (a)	Ba1	474,618
103,105	6.375%, Series K (a)	Ba1	2,876,630
5,918,000	HSBC Holdings PLC
	6.875% (a)	Baa3	5,903,205
160,000	Huntington Bancshares, Inc.
	6.250%, Series D (a)	Baa3	4,312,000
	ING Groep NV
8,202	7.050% (a)	Baa3	216,287
7,000	7.200% (a)	Baa3	184,380
	JPMorgan Chase & Co.
3,900	6.100%, Series AA (a)	Baa3	103,779
20,897	6.150%, Series BB (a)	Baa3	558,995
5,000	6.700%, Series T (a)	Baa3	141,200
800,000	6.750%, Series S (a)	Baa3	882,000
5,415,000	7.900%, Series 1 (a)	Baa3	5,530,068
	M&T Bank Corp.
1,700,000	6.450%, Series E (a)	Baa2	1,827,500
3,518,000	6.875%, Series D 144A (a)	Baa2	3,535,590

Shares / Par Amounts	Moody's Ratings	Fair Value
	Banks (continued)
	Morgan Stanley
28,000	6.375%, Series I (a)	Ba1	$757,400
243,900	6.875%, Series F (a)	Ba1	7,009,686
1,950,000	PNC Financial Services Group, Inc. (The)
	6.750%, Series O (a)	Baa2	2,178,930
74,300	Regions Financial Corp.
	6.375%, Series B (a)	Ba2	2,090,059
	Royal Bank of Scotland Group PLC
70,745	7.250%, Series T (a)	B1	1,783,481
8,400	7.650%, Series F (a)	B1	215,628
750,000	Societe Generale SA
	8.000% 144A (a)	Ba2	717,675
19,741	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	513,069
2,000,000	US Bancorp
	5.125%, Series I (a)	A3	2,060,000
30,345	Valley National Bancorp
	6.250%, Series A (a)	BB+ (c)	869,991
25,161	Webster Financial Corp.
	6.400%, Series E (a)	Baa3	651,292
	Wells Fargo & Co.
40,000	5.500%, Series X (a)	Baa2	1,031,200
20,000	5.700%, Series W (a)	Baa2	530,200
12,700	5.850%, Series Q (a)	Baa2	350,393
3,400,000	5.875%, Series U (a)	Baa2	3,629,500
60,000	6.625%, Series R (a)	Baa2	1,785,600
1,475,000	7.980%, Series K (a)	Baa2	1,545,063
13,300	8.000%, Series J (a)	Baa2	369,341
	Zions Bancorporation
43,000	5.800%, Series I (a)	BB- (c)	40,796
4,000	6.300%, Series G (a)	BB- (c)	117,200
12,803	7.900%, Series F (a)	BB- (c)	343,505
			104,063,992
	Diversified Financials - 3.4%
	Charles Schwab Corp. (The)
142,361	5.950%, Series D (a)	Baa2	3,820,969
12,286	6.000%, Series C (a)	Baa2	335,162
95,091	Legg Mason, Inc.
	6.375% 03/15/56	Baa2	2,519,911
			6,676,042
	Energy - 3.1%
4,955,000	Enbridge Energy Partners LP
	8.050% 10/01/37	Ba1	3,827,737
1,900,000	Enterprise Products Operating LLC
	8.375% 08/01/66	Baa2	1,676,370
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (d)	Ba2	419,635
			5,923,742
	Industrial - 0.5%
	Land O' Lakes, Inc.
250,000	8.000% 144A (a)	BB (c)	256,875
750,000	8.000%, Series A 144A (a)	BB (c)	770,625
			1,027,500
	Insurance - 19.2%
1,151,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	1,677,583
42,012	Allstate Corp. (The)
	6.625%, Series E (a)	Baa3	1,197,762
16,050	Arch Capital Group Ltd.
	6.750%, Series C (a)	Baa2	425,967
	Aspen Insurance Holdings Ltd.
21,043	5.950% (a)	Ba1	597,832
6,492	7.250% (a)	Ba1	171,064
500,000	AXA SA
	8.600% 12/15/30	A3	687,500
26,557	Axis Capital Holdings Ltd.
	6.875%, Series C (a)	Baa3	696,059
54,301	Delphi Financial Group, Inc.
	7.376% 05/15/37	BB+	1,252,317
16,000	Endurance Specialty Holdings Ltd.
	6.350%, Series C (a)	Ba1	434,560
400,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	337,000

Shares / Par Amounts	Moody's Ratings	Fair Value
	Insurance (continued)
10,000	Hartford Financial Services Group, Inc. (The)
	7.875% 04/15/42	Baa3	$315,100
	Liberty Mutual Group, Inc.
1,830,000	7.800% 03/15/37 144A	Baa3	1,999,275
325,000	10.750% 06/15/58 144A	Baa3	472,062
750,000	Meiji Yasuda Life Insurance Co.
	5.200% 10/20/45 144A	A3	822,938
	MetLife, Inc.
3,250,000	5.250%, Series C (a)	Baa3	3,233,750
937,000	10.750% 08/01/39	Baa2	1,458,909
1,500,000	Nippon Life Insurance Co.
	4.700% 01/20/46 144A	A3	1,583,670
	PartnerRe Ltd.
93,246	5.875%, Series I (a)	Baa2	2,428,126
49,212	7.250%, Series H (a)	Baa2	1,482,757
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	278,550
	Prudential Financial, Inc.
1,003,000	5.625% 06/15/43	Baa2	1,047,202
2,853,000	5.875% 09/15/42	Baa2	3,088,373
2,900,000	QBE Capital Funding III Ltd.
	7.250% 05/24/41 144A	Baa2	3,215,375
115,000	Reinsurance Group of America, Inc.
	5.750% 06/15/56	Baa2	3,128,000
72,688	Torchmark Corp.
	6.125% 06/15/56	Baa2	1,921,144
	WR Berkley Corp.
3,593	5.625% 04/30/53	Baa3	91,586
51,429	5.750% 06/01/56	Baa3	1,305,268
65,000	5.900% 03/01/56	Baa3	1,671,800
510,000	XL Capital Ltd.
	6.500%, Series E (a)	Ba1	355,725
			37,377,254
	Miscellaneous - 0.7%
450,000	BHP Billiton Finance USA Ltd.
	6.750% 10/19/75 144A	Baa2	478,688
987,000	General Electric Co.
	5.000%, Series D (a)	A3	1,048,441
			1,527,129
	Real Estate - 3.5%
10,430	CubeSmart
	7.750%, Series A (a)	Baa3	269,720
50,000	DuPont Fabros Technology, Inc.
	6.625%, Series C (a)	Ba2	1,365,000
4,230	National Retail Properties, Inc.
	6.625%, Series D (a)	Baa2	110,826
	PS Business Parks, Inc.
26,100	5.750%, Series U (a)	Baa2	672,597
8,839	6.000%, Series T (a)	Baa2	230,698
75,000	6.450%, Series S (a)	Baa2	1,931,250
75,000	Public Storage
	5.125%, Series C (a)	A3	1,941,000
9,913	Regency Centers Corp.
	6.625%, Series 6 (a)	Baa2	258,035
			6,779,126
	Utilities - 7.7%
1,340,000	ComEd Financing III
	6.350% 03/15/33	Baa2	1,454,898
83,000	DTE Energy Co.
	5.375% 06/01/76, Series B	Baa1	2,159,660
1,810,000	Emera, Inc.
	6.750% 06/15/76, Series 16-A	Ba2	1,838,739
100,782	Integrys Holding, Inc.
	6.000% 08/01/73	Baa1	2,727,413
20,000	NextEra Energy Capital Holdings, Inc.
	5.250% 06/01/76, Series K	Baa2	513,800
1,163,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Baa3	980,951
1,684,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	1,433,505
30,000	SCE Trust III
	5.750%, Series H (a)	Baa1	870,000

Shares / Par Amounts	Moody's Ratings	Fair Value
	Utilities (continued)
100,000	SCE Trust V
	5.450%, Series K (a)	Baa1	$2,855,000
			14,833,966
	Total Preferred Securities
	(Cost $172,764,309)		178,208,751
	Corporate Debt Securities - 2.8%

	Banks - 1.3%
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,201,500
8,000	Zions Bancorporation
	6.950% 09/15/28, Sub Notes	BB+ (c)	240,000
			2,441,500
	Communications - 0.7%
	Qwest Corp.
16,432	6.625% 09/15/55	Ba1	422,467
2,314	7.000% 07/01/52	Ba1	60,326
30,400	7.375% 06/01/51	Ba1	809,248
			1,292,041
	Real Estate - 0.4%
31,769	Equity Commonwealth
	5.750% 08/01/42	Baa3	816,145

	Utilities - 0.4%
30,000	Entergy New Orleans, Inc.
	5.500% 04/01/66, First Mortgage	Baa2	805,500

	Total Corporate Debt Securities
	(Cost $5,102,542)		5,355,186

	Common Stock - 0.5%

	Energy - 0.5%
50,269	Kinder Morgan, Inc.
	(Cost $866,925) (a)	0 (c)	941,036

	Total Long-Term Investments - 95.1%
	(Cost $178,733,777)		184,504,973

	Money Market Mutual Fund - 3.5%
6,818,153	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.45%(e)
	(Cost $6,818,153)		6,818,153
	Total Investments - 98.6%
	(Cost $185,551,929)		191,323,126
	Other Assets in excess of
	Liabilities - 1.4%		2,790,082
	Net Assets - 100.0%		$194,113,208

		% of
Summary by Country	Fair Value	Net Assets
Australia	$5,160,625	2.7%
Bermuda	7,913,948	4.1
Canada	1,838,739	1.0
France	4,867,322	2.5
Ireland	355,725	0.2
Japan	2,406,608	1.2
Netherlands	400,667	0.2
Spain	2,200,860	1.1
United Kingdom	9,527,788	4.9
United States	156,650,845	80.7
Total Investments	191,323,126	98.6
Other Assets less Liabilities	2,790,083	1.4
Net Assets	$194,113,208	100.0%

DESTRA FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
June 30, 2016 (UNAUDITED)

LLC	-	Limited Liability Corporation
LP	-	Limited Partnership
NV	-	Publicly Traded Company
PLC	-	Public Limited Company
SA	-	Corporation
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

(a)	Security is perpetual in nature with no stated maturity date.
(b)	Fitch Rating
(c)	Standard & Poor's Rating.
(d)	Convertible Preferred Security
(e)	Interest rate shown reflects a 1-day yield as of June 30, 2016.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
June 30, 2016 (UNAUDITED)

Number
of
Shares	Description	Fair Value
	Common Stocks - 98.5%
	Food & Staples Retailing - 9.7%
33,384	CVS Health Corp.	$3,196,184
85,748	Kroger Co. (The)	3,154,669
		6,350,853
	Food, Beverage & Tobacco - 5.0%
37,172	Kraft Heinz Co. (The)	3,288,979
		$–
	Health Care Equipment & Services - 9.8%
41,200	HCA Holdings, Inc.*	3,172,812
22,593	UnitedHealth Group, Inc.	3,190,132
		6,362,944
	Household & Personal Products - 4.9%
35,528	Estee Lauder Cos., Inc. (The) - Class A	3,233,759
	Media - 9.9%
49,892	Comcast Corp. - Class A	3,252,459
32,703	Walt Disney Co. (The)	3,199,007
		6,451,466
	Pharmaceuticals, Biotechnology & Life Sciences - 24.6%
13,882	Allergan PLC*	3,207,991
13,663	Biogen, Inc.*	3,303,987
43,984	Bristol-Myers Squibb Co.	3,235,023
32,139	Celgene Corp.*	3,169,870
38,494	Gilead Sciences, Inc.	3,211,169
		16,128,040
	Retailing - 9.9%
33,943	Dollar Tree, Inc.*	3,198,788
42,017	TJX Cos., Inc. (The)	3,244,973
		6,443,761
	Software & Services - 19.7%
33,994	Adobe Systems, Inc.*	3,256,285
4,530	Alphabet, Inc. - Class A*	3,186,991
34,710	MasterCard, Inc. - Class A	3,056,563
90,911	PayPal Holdings, Inc.*	3,319,161
		12,819,000
	Technology Hardware & Equipment - 5.0%
33,847	Apple, Inc.	3,235,773
	Total Common Stocks
	(Cost $53,802,764)	64,314,575

	Money Market Mutual Fund - 0.6%
391,230	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.45% (a)
	(Cost $391,230)	391,230

	Total Investments - 99.1%
	(Cost $54,193,994)	64,705,805
	Other Assets in excess of Liabilities - 0.9%	611,520
	Net Assets - 100.0%	$65,317,325

		% of
Summary by Country	Fair Value	Net Assets
United States	$64,705,805	99.1%
Total Investments	64,705,805	99.1
Other Assets less Liabilities	611,520	0.9
Net Assets	$65,317,325	100.0%

PLC-	Public Limited Company

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

*	Non-income producing security.
(a)	Interest rate shown reflects a 1-day yield as of June 30, 2016.

NOTES TO THE PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

FEDERAL INCOME TAX MATTERS
For the period ended June 30, 2016, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Focused Equity Fund	$54,349,376	$11,558,800	$(1,202,371)	$10,356,429

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Flaherty & Crumrine Preferred and Income Fund	$184,985,350	$7,600,450	$(1,262,674)	$6,337,776

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuation are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2016:

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$64,314,575	$–	$–	$64,314,575
Money Market Mutual Funds	391,230	–	–	391,230
Total Investments in Securities	$64,705,805	$–	$–	$64,705,805

Destra Flaherty & Crumrine Preferred and Income Fund
	Level 1	Level 2		Level 3	Total
Preferred Securities*	$86,376,923	$91,831,828	†	$–	$178,208,751
Corporate Bonds*	5,355,186	–		–	5,355,186
Common Stocks*	941,036	–		–	941,036
Money Market Mutual Funds	6,818,153	–		–	6,818,153
Total Investments in Securities	$99,491,298	$91,831,828		$–	$191,323,126

It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

† $12,308,651 was transferred into Level 1 from Level 2 as result of lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated process from a third party pricing service.

* Please refer to the Portfolio of Investments to view securities segregated by industry.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Destra Investment Trust II

By (Signature and Title)*                   /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                                        August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                                        August 23, 2016

By (Signature and Title)*                   /s/ Derek Mullins
 Derek Mullins, Chief Financial Officer
(principal financial officer)

Date                                                        August 23, 2016

* Print the name and title of each signing officer under his or her signature.